Assets Held For Sale	12 Months Ended
Dec. 31, 2025
Assets Held for Sale [Abstract]
ASSETS HELD FOR SALE

7.      ASSETS HELD FOR SALE

Assets held for sale consisted of the following:

	As of December 31,
	2024	2025
Building held for sale	$2,000,116	$—
Assets held for sale	$2,000,116	$—

As of December 31, 2024, the Group’s subsidiary, Cloud Japan, had a building classified as held for sale and had entered into a purchase and sale agreement for the sale of this property for a gross sales price of US$2,382,919 (JPY375,000,000), and the Group had received US$65,583 (JPY10,000,000) as deposit for the transaction. The Group recorded the building held for sale at the lower of its carrying amount or fair value less disposition costs, which was $2,000,116 as of December 31, 2024. The Group sold this property in March 2025 and realized a gain on disposal of property of US$320,716.